Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Party Disclosures
16. Related Party Disclosures
The Group has Notes debt with certain related parties. The following table provides the notes debt balances and associated finance costs as follows:

	Year Ending December 31,
	2021	2020	2019
Convertible notes debt from related parties
Amounts owed to related parties	$36,690	$48,598	$20,590
Interest expense	$1,010	$2,999	$1,419
There are no sales or purchases transactions with entities with significant influence over the Group and key management personnel of the Group.
Compensation of key management personnel of the Group

	Year Ending December 31,
	2021	2020	2019
Short-term employee benefits	$1,854	$2,206	$1,858
Termination benefits	157	202	—
Share-based payment transactions	1,286	1,286	416

Total compensation paid to key management personnel	$3,297	$3,694	$2,274

The amounts disclosed in the table are the amounts recognized as an expense during the reporting periods related to key management personnel.
Directors’ interests in the share-based compensation Plan
Share options held by executive members of the Board of Directors under the share-based compensation Plan have the following expiry dates and exercise prices:

			Shares outstanding
			Year Ending December 31,
Grant Date	Expiration	Weighted average exercise price	2021	2020	2019
2016	2026	$1.79	33,600	33,600	33,600
2019	2029	$3.14	97,972	97,972	97,972
2021	2031	$4.18	67,200	—	—
See Note 11 (Share-based Compensation) for further details on the plan.